Revolving Credit Facilities	12 Months Ended
Jan. 31, 2021
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Revolving Credit Facilities
12.	REVOLVING CREDIT FACILITIES
On March 14, 2019, the Company amended its $575.0 million revolving credit facilities to increase the availability by $125.0 million for a total availability of $700.0 million, to extend the maturity from May 2023 to May 2024 and to improve the pricing grid (the “Revolving Credit Facilities”). The Company incurred transaction fees of $1.5 million related to this amendment, which are amortized over the expected life of the Revolving Credit Facilities.
The applicable interest rates vary depending on a leverage ratio. The leverage ratio is defined in the Revolving Credit Facilities agreement by the ratio of net debt to consolidated cash flows of the Company (the “Leverage ratio”). The applicable interest rates are as follows:
(i)     U.S. dollars at either
(a)         LIBOR plus 1.45% to 3.00% per annum; or
(b)         U.S. Base Rate plus 0.45% to 2.00% per annum; or
(c)         U.S. Prime Rate plus 0.45% to 2.00% per annum;
(ii)    Canadian dollars at either
(a)         Bankers’ Acceptance plus 1.45% to 3.00% per annum; or
(b)         Canadian Prime Rate plus 0.45% to 2.00% per annum
(iii)    Euros at Euro LIBOR plus 1.45% to 3.00% per annum.
In addition, the Company incurs commitment fees of 0.25% to 0.40% per annum on the undrawn amount of the Revolving Credit Facilities.
As at January 31, 2021, the cost of borrowing under the Revolving Credit Facilities was as follows:
(i)    U.S. dollars at either
(a)         LIBOR plus 1.70% per annum; or
(b)         U.S. Base Rate plus 0.70% per annum; or
(c)         U.S. Prime Rate plus 0.70% per annum;
(ii)    Canadian dollars at either
(a)         Bankers’ Acceptance plus 1.70% per annum; or
(b)         Canadian Prime Rate plus 0.70% per annum
(iii)    Euros at Euro LIBOR plus 1.70% per annum.
As at January 31, 2021, the commitment fees on the undrawn amount of the Revolving Credit Facilities were 0.25% per annum.
The Company is required to maintain, under certain conditions, a minimum fixed charge coverage ratio. Additionally, the total available borrowing under the Revolving Credit Facilities is subject to a borrowing base calculation representing 75% of the carrying amount of trade and other receivables plus 50% of the carrying amount of inventories.
As at January 31, 2021 and 2020, the Company had no outstanding indebtedness under the Revolving Credit Facilities. The Company had issued letters of credit for an amount of $5.9 million as at January 31, 2021 ($3.3 million as at January 31, 2020) and, in addition, $4.9 million of letters of credit were outstanding under other bank agreements as at January 31, 2021 ($5.0 million as at January 31, 2020).